Post- Employment Benefits - Summary of Net Defined Benefit Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in defined benefit obligation
Defined benefit obligation beginning balance	$ (8,218)	$ (7,946)
Defined benefit cost included in statement of comprehensive loss	(145)	(1,176)
Total remeasurements included in other comprehensive loss	796	982
Employer contributions	699	703
Currency translation effects	288	(781)
Defined benefit obligation ending balance	$ (6,580)	$ (8,218)